Note 2 (Tables)	12 Months Ended
Dec. 31, 2022
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Depreciation rates for tangible assets [Table Text Block]
The tangible asset depreciation charges are recognized in the consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets):

Depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset